FINANCIAL RISK MANAGEMENT - Schedule of fair value assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Assets	$ 425,797	$ 397,315
Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	7,230	1,449
Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	403	1,449
Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	6,827	0
Investments in equity instruments designated as at FVTOCI | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	403	1,449
Investments in equity instruments designated as at FVTOCI | Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	403	1,449
Investments in equity instruments designated as at FVTOCI | Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	0
Investments in debt instruments designated as at FVTPL | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	6,827	0
Investments in debt instruments designated as at FVTPL | Level 1 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	0	0
Investments in debt instruments designated as at FVTPL | Level 3 | Recurring Fair Value Measurement
Disclosure of financial assets [line items]
Assets	$ 6,827	$ 0